Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000124329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income Fund	Anfield Universal Fixed Income Fund
Average Annual Return, Percent	1.51%		0.61%	1.27%
C000124331
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Anfield Universal Fixed Income Fund
C000124332
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Anfield Universal Fixed Income Fund
Without Sales Load [Member] | C000124329
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%		1.81%	1.87%
Without Sales Load [Member] | C000124331
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%		1.04%	1.11%
Without Sales Load [Member] | C000124332
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%		2.05%	2.12%
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return, Percent	6.27%		1.46%	1.54%
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return, Percent	6.27%		1.46%	1.54%
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return, Percent	6.27%		1.46%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
ICE BofA SOFR Overnight Rate Index (LUS0)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	5.50%		2.40%	1.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
ICE BofA SOFR Overnight Rate Index (LUS0)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	5.50%		2.40%	1.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
ICE BofA SOFR Overnight Rate Index (LUS0)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	5.50%		2.40%	1.74%